Related Party Transactions - Schedule of Result of Transactions with Related Parties (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Income and expenses for commissions and services	$ (186,129)	$ (177,571)	$ (150,796)
Income [member]
Disclosure of transactions between related parties [line items]
Income and interest expenses and readjustments	3,748	10,146	11,370
Income and expenses for commissions and services	829	5,227	5,483
Profit and loss from trading	1,146	2,333	3,399
Operational support expenses	1,075	537	324
Other income and expenses	84	216	70
Totals	6,882	18,459	20,646
Expense [member]
Disclosure of transactions between related parties [line items]
Income and interest expenses and readjustments	2,970	4,902	5,913
Profit and loss from trading	501	1,534	7,810
Operational support expenses		99	438
Other income and expenses	222	390	303
Totals	$ 3,693	$ 6,925	$ 14,464